Concentration of Market Risk	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Concentration of Market Risk	CONCENTRATION OF MARKET RISKAt December 31, 2025 and 2024, approximately 11% and 9%, respectively, of the Plan’s assets were invested in the common stock of the Company. The underlying value of the Company’s common stock is dependent upon the performance of the Company, the market’s evaluation of such performance and overall market conditions. Investment securities, in general, are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with investment securities, it is at least reasonably possible that changes in the values of the investment securities will occur in the near term and that such changes could materially affect the participant’s account balances and the amounts reported in the statements of assets available for benefits and the statements of changes in net assets available for benefits. Participant contributions directed to purchase the Company’s common stock are limited to 20% of the participant’s total contributions.